Party-In-Interest Transactions	12 Months Ended
Dec. 31, 2025
EBP 001
EBP, Related Party and Party-in-Interest Transactions [Line Items]
Party-In-Interest Transactions	Party-in-Interest Transactions
All collective trust funds are managed by BOKF, NA. Transactions with such funds qualify as exempt party-in-interest transactions. Fees paid by the Plan for the investment management services are included in net appreciation in fair value of investments.

Certain administrative expenses incurred in connection with the Plan are paid by the Company. In 2025, the Company paid approximately $201,000 in administrative expenses on behalf of the Plan. The Company will not seek reimbursement from the Plan for the payment of these expenses. Certain administrative functions are performed by officers and employees of the Company. No officer or employee receives compensation from the Plan for these services.
The Plan assets as of December 31, 2025 and 2024, also include 23,083 and 21,513 shares, respectively, of America's Car-Mart, Inc. common stock having a fair value of $583,074 and $1,102,533 respectively. The Company is the Plan Sponsor; therefore, these investment transactions qualify as exempt party-in-interest transactions. Investment in Company common stock is participant directed.